UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                       as of January 31, 2018 (Unaudited)

Deutsche Emerging Markets Equity Fund

	Shares	Value ($)
Equity Securities 91.1%
Argentina 0.6%
Grupo Financiero Galicia SA (ADR) (Cost $255,874)	9,345	652,281
Australia 1.1%
BHP Billiton PLC (Cost $758,990)	56,204	1,248,091
Brazil 9.2%
Banco do Brasil SA	139,062	1,731,946
CCR SA	57,982	285,178
Itau Unibanco Holding SA (ADR) (Preferred)	33,900	555,960
Itau Unibanco Holding SA (Preferred)	96,322	1,579,971
Lojas Americanas SA (Preferred)	104,663	555,181
Multiplan Empreendimentos Imobiliarios SA	616	14,025
Petroleo Brasileiro SA (ADR)*	83,400	1,114,224
Petroleo Brasileiro SA (Preferred)*	368,640	2,279,413
Rumo SA*	162,854	729,418
Vale SA (ADR)	132,022	1,728,168
(Cost $7,709,409)		10,573,484
China 31.8%
Alibaba Group Holding Ltd. (ADR)*	27,544	5,626,964
Anhui Conch Cement Co., Ltd. "H"	310,500	1,710,744
Baidu, Inc. (ADR)*	3,500	864,220
China Communications Construction Co., Ltd. "H"	410,914	490,619
China Construction Bank Corp. "H"	3,758,577	4,333,872
China Merchants Bank Co., Ltd. "H"	181,120	887,928
China Petroleum & Chemical Corp. "H"	1,252,000	1,081,925
Ctrip.com International Ltd. (ADR)*	11,500	537,970
Datang International Power Generation Co., Ltd. "H"*	1,116,000	369,496
Industrial & Commercial Bank of China Ltd. "H"	4,607,095	4,358,178
JD.com, Inc. (ADR)*	53,669	2,642,125
New Oriental Education & Technology Group, Inc. (ADR)	15,050	1,385,955
PetroChina Co., Ltd. "H"	2,087,300	1,654,332
Ping An Insurance (Group) Co. of China Ltd. "H"	276,532	3,275,193
Tencent Holdings Ltd.	109,700	6,501,239
Zhuzhou CRRC Times Electric Co., Ltd. "H"	139,000	769,394
(Cost $22,085,729)		36,490,154
Hong Kong 4.2%
Brilliance China Automotive Holdings Ltd.	398,000	1,017,558
China Mobile Ltd.	164,152	1,733,294
China Overseas Land & Investment Ltd.	397,475	1,539,567
Galaxy Entertainment Group Ltd.	59,000	522,675
(Cost $4,219,861)		4,813,094
India 8.9%
HDFC Bank Ltd. (ADR)	34,927	3,792,723
ICICI Bank Ltd.	240,257	1,333,990
ICICI Bank Ltd. (ADR)	102,820	1,128,964
Larsen & Toubro Ltd.	32,190	721,145
Maruti Suzuki India Ltd.	8,839	1,320,213
Tata Consultancy Services Ltd.	13,772	673,651
UltraTech Cement Ltd.	8,316	572,169
Zee Entertainment Enterprises Ltd.	75,600	708,886
(Cost $7,527,275)		10,251,741
Indonesia 1.0%
PT Astra International Tbk	457,368	290,370
PT Bank Central Asia Tbk	533,614	905,731
(Cost $786,664)		1,196,101
Korea 11.4%
Amorepacific Corp.	1,658	465,019
Hyundai Motor Co.	3,718	564,045
Hyundai Steel Co.	18,188	970,844
Korea Electric Power Corp.	10,336	346,034
KT Corp.	20,066	557,154
LG Chem Ltd.	3,637	1,471,353
LG Household & Health Care Ltd.	596	656,920
Naver Corp.	1,218	1,037,955
Netmarble Games Corp. 144A*	2,615	426,099
POSCO	2,940	1,047,591
Samsung Electronics Co., Ltd.	1,767	4,128,543
Samsung Fire & Marine Insurance Co., Ltd.	2,292	620,301
Shinhan Financial Group Co., Ltd.	14,954	746,405
(Cost $9,129,762)		13,038,263
Malaysia 1.8%
Malayan Banking Bhd.	659,000	1,707,129
Sime Darby Property Bhd.*	813,800	329,884
(Cost $1,990,873)		2,037,013
Mexico 1.0%
Fomento Economico Mexicano SAB de CV (ADR)	7,742	755,155
Gruma SAB de CV "B"	15,238	182,216
Grupo Financiero Inbursa SAB de CV "O"	135,109	239,050
(Cost $1,280,514)		1,176,421
Philippines 0.3%
SM Investments Corp. (Cost $200,582)	16,515	329,978
Russia 5.0%
Gazprom PJSC (ADR)	130,471	649,745
LUKOIL PJSC (ADR)	7,698	506,913
Magnit PJSC	3,696	350,315
MMC Norilsk Nickel PJSC (ADR) (a)	25,698	529,636
Rosneft Oil Co. PJSC (GDR) REG S	153,759	941,313
Sberbank of Russia PJSC	453,527	2,134,388
Yandex NV "A"*	14,899	577,038
(Cost $4,409,515)		5,689,348
South Africa 5.5%
Dis-Chem Pharmacies Ltd. 144A	204,702	627,088
FirstRand Ltd.	168,000	943,083
Naspers Ltd. "N"	9,550	2,726,828
Shoprite Holdings Ltd.	35,000	729,028
Truworths International Ltd.	109,301	904,210
Woolworths Holdings Ltd.	71,988	389,952
(Cost $3,758,978)		6,320,189
Taiwan 6.9%
Advanced Semiconductor Engineering, Inc.	479,523	681,143
Catcher Technology Co., Ltd.	41,000	469,850
Delta Electronics, Inc.	131,727	664,386
Formosa Plastics Corp.	108,000	383,524
Fubon Financial Holding Co., Ltd.	337,000	626,697
Largan Precision Co., Ltd.	2,950	405,371
Taiwan Semiconductor Manufacturing Co., Ltd.	528,803	4,626,607
(Cost $4,325,663)		7,857,578
Thailand 1.3%
CP ALL PCL (NVDR)	190,300	484,560
Kasikornbank PCL (NVDR)	136,600	1,003,129
(Cost $1,072,714)		1,487,689
Turkey 0.7%
KOC Holding AS	100,545	489,798
Turkiye Garanti Bankasi AS	97,879	320,218
(Cost $716,326)		810,016
United Arab Emirates 0.4%
Emaar Malls PJSC (Cost $589,330)	687,850	432,604
Total Equity Securities (Cost $70,818,059)		104,404,045
Exchange-Traded Fund 4.7%
iShares MSCI Emerging Markets ETF (a) (Cost $4,595,004)	104,096	5,312,019
Securities Lending Collateral 3.9%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.25% (b) (c) (Cost $4,471,650)	4,471,650	4,471,650
Cash Equivalents 6.0%
Deutsche Central Cash Management Government Fund, 1.34% (b) (Cost $6,910,484)	6,910,484	6,910,484
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $86,795,197)	105.7	121,098,198
Other Assets and Liabilities, Net	(5.7)	(6,529,918)
Net Assets	100.0	114,568,280

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2018 amounted to $4,408,614, which is 3.8% of net assets.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
MSCI: Morgan Stanley Capital International
NVDR: Non-Voting Depository Receipt
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At January 31, 2018 the Deutsche Emerging Markets Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Equity Securities
Financials	32,877,137	31%
Information Technology	26,683,066	26%
Consumer Discretionary	13,565,968	13%
Materials	9,662,120	9%
Energy	8,227,865	8%
Consumer Staples	4,250,301	4%
Industrials	3,815,530	4%
Real Estate	2,316,080	2%
Telecommunication Services	2,290,448	2%
Utilities	715,530	1%
Total	104,404,045	100%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Argentina	$652,281	$—	$—	$652,281
Australia	1,248,091	—	—	1,248,091
Brazil	10,573,484	—	—	10,573,484
China	36,490,154	—	—	36,490,154
Hong Kong	4,813,094	—	—	4,813,094
India	10,251,741	—	—	10,251,741
Indonesia	1,196,101	—	—	1,196,101
Korea	13,038,263	—	—	13,038,263
Malaysia	329,884	1,707,129	—	2,037,013
Mexico	1,176,421	—	—	1,176,421
Philippines	329,978	—	—	329,978
Russia	3,204,645	2,484,703	—	5,689,348
South Africa	6,320,189	—	—	6,320,189
Taiwan	7,857,578	—	—	7,857,578
Thailand	1,487,689	—	—	1,487,689
Turkey	810,016	—	—	810,016
United Arab Emirates	432,604	—	—	432,604
Exchange-Traded Fund	5,312,019	—	—	5,312,019
Short-Term Investments (d)	11,382,134	—	—	11,382,134
Total	$116,906,366	$4,191,832	$—	$121,098,198

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 2 to Level 1. During the period ended January 31, 2018, the amount of the transfers between Level 2 and Level 1 was $305,387.

Transfers between price levels are recognized at the beginning of the reporting period.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Emerging Markets Equity Fund, a series of Deutsche International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2018